Description of Plan	12 Months Ended
Dec. 31, 2025
SAP America, Inc. 401(k) Plan
EBP, Description of Plan [Line Items]
Description of Plan

(1)Description of Plan

The following description of SAP America, Inc. 401(k) Plan (the Plan) provides only general information. Participants should refer to the Plan agreement for a complete description of the Plan’s provisions.

(a)	General

The Plan is a defined contribution plan covering all employees of SAP America, Inc., SAP International, Inc., SAP Labs, LLC, SAP Public Services, Inc., SAP Global Marketing, Inc., SAP National Security Services, Inc., SAP Industries, Inc., Callidus, Inc., Sybase, Inc., Ariba, Inc., SuccessFactors, Inc., LeanIX Inc., Concur Technologies, Inc., and TRX, Inc. (collectively, the Company or the Companies). There are no minimum age or service requirements for employees to become eligible to participate in the Plan. The Plan is subject to the provisions of the Employee Retirement Income Security Act of 1974 (ERISA). The Plan is also subject to certain provisions of the Internal Revenue Code of 1986 (the Code). The Companies were subsidiaries of SAP SE (the Parent Company or SAP) during the Plan years presented.

(b)	Contributions

Participants may contribute, on a pre-tax basis, a portion of their eligible annual compensation, as defined by the Plan, not to exceed $23,500 for 2025 and $23,000 for 2024. The Plan limits eligible compensation to the amount prescribed by Section 401(a)(17) of the Code for purposes of compensation reduction contributions and limits the amount of annual additions to the amount prescribed by Section 415(c) of the Code. Participants direct the investment of their contributions into various investment options offered by the Plan. The Plan currently offers registered investment companies, a money market fund, the Parent Company’s ADR Stock Fund, and common collective trusts as investment options for participants. A self-directed brokerage account option is also available to allow participants to select investment options not specifically offered by the Plan. During 2025 and 2024, the Company matched 75% of the first 6% of eligible compensation that a participant contributes to the Plan. The Company’s limit for eligible compensation for purposes of calculating the employer match in 2025 and 2024 is $350,000 and $345,000, respectively. Employees are permitted to make pre-tax and after-tax contributions of up to 25% of compensation. Participants are permitted to make different contribution elections for (a) compensation consisting of bonuses and commissions, and (b) all other wages. The matching employer contribution is invested as directed by the participant and paid on a quarterly basis. The Plan allows participants to elect Roth type tax treatment for a portion or all of their retirement plan contributions. Participants must be on active payroll with the Company as of the last day of the quarter to be eligible for the employer match. Contributions, including qualifying catch-up contributions, are subject to certain Internal Revenue Service (IRS) limitations.

Additional employer discretionary contributions may be contributed at the option of the Company and are invested as directed by the participant. Employer discretionary contributions were not made in 2025 or 2024. When made, the employer discretionary contributions are allocated to participants who, with respect to the plan year for which a contribution is made, are employed by the Company on the last day of the plan year, have worked 1,000 hours in that year, and have elected a deferral contribution. The employer discretionary contributions are allocated as an additional matching contribution.

(c)	Transfers

The net assets transferred into the Plan were $7,434,183 and $0 (zero) for 2025 and 2024, respectively. In 2025, this amount was transferred into the Plan from the retirement plan of LeanIX, Inc. which merged into the Plan effective June 30, 2025.

(d)	Participant Accounts

All employer and employee contributions made to the Plan on behalf of a participant are credited to the account established in that participant’s name. As of each valuation date, each participant’s account, after considering any contributions made on behalf of that participant and allocated to their account, is credited with earnings/losses attributable to the participant’s chosen investments. The benefit to which a participant is entitled is the benefit that can be provided from the participant’s vested account. All amounts credited to the participant’s account are invested as directed by the participant. All dividends, capital gain distributions, and other earnings received on investment options are specifically credited to a participant’s account and are immediately used to invest in additional shares of those investment options. Participant recordkeeping and administrative expenses are deducted directly from participant investment accounts.

(e)	Vesting

Participants are vested immediately in their contributions plus actual earnings/losses thereon. Vesting in the employer contribution to their accounts is based on years of service as defined in the Plan. A participant is 50% vested after two years of service and 100% vested after three years of service.

(f)	Forfeitures

Forfeitures are used to pay administrative expenses (in lieu of allocation to participant accounts) and/or to offset required employer contributions. For the years ended December 31, 2025 and 2024, required employer contributions were reduced by forfeitures of $1,600,000 and $2,000,000, respectively. At December 31, 2025 and 2024, forfeited non-vested accounts totaled $194,882 and $2,228,651, respectively.

(g)	Notes Receivable from Participants

Participants may borrow up to a maximum of $50,000 or 50% of their vested account balance, whichever is less. The majority of the Plan’s outstanding notes receivable from participants are secured by the vested balance in each participant’s account with original terms of up to 60 months; however, a longer term may be permitted in accordance with the Plan document. The notes receivable from participants bear interest at rates which are based upon the prevailing commercial lending rates charged by professional lenders for similarly secured personal loans. The rate currently set by the Plan Administrator is the prime interest rate plus 1% and is adjusted for new loans weekly. During the term of the loan, the rate is fixed. A maximum of two notes receivable with outstanding balances is permitted at any time for each participant. Principal and interest are paid through payroll deductions. As of December 31, 2025, the interest rates on participant notes range from 4.25% to 10.50%.

(h)	Payment of Benefits

Upon termination of employment, a participant may elect to receive a distribution equal to the value of the participant’s vested interest in their account in the form of a lump-sum amount, agreed upon installments, or a life annuity with or without a survivor option. Employees (other than 5% owners) who attain the age of 73 years will not be required to commence minimum distributions until they terminate employment. Employees may elect withdrawals during employment subject to the terms described in the Plan document.